Subsequent Events, Dividend (Details) - Subsequent Event [Member] - 2024-Q4 Dividends [Member]	Apr. 22, 2025 $ / shares
Dividends, Cash [Abstract]
Dividend payable, date declared	Apr. 22, 2025
Cash dividends (in dollars per share)	$ 0.07
Dividend payable, date to be paid	May 30, 2025
Dividend payable, record date	May 16, 2025